FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Financial Risk Management [Abstract]
Disclosure of exposure to commodity price risk [Table Text Block]
	As at December 31,
	2023	2022
Copper increase/decrease by US$0.10 per pound[1]	461	511

1. The analysis is based on the assumption that the year-end copper price increases/decreases US$0.10 per pound with all other variables held constant. At December 31, 2023, 3.5 million (2022 - 3.8 million) pounds of copper in concentrate were exposed to copper price movements. The closing exchange rate at December 31, 2023 of CAD/USD 1.32 (2022 - 1.35) was used in the analysis.

Disclosure of impact on earnings after tax and equity [Table Text Block]
	As at December 31,
	2023	2022
Fair value sensitivity for fixed-rate instruments
Senior secured notes	(3,941)	(3,800)
Lease liabilities	(189)	(130)
Lease related obligations	-	(67)
Gibraltar equipment loans	(337)	(65)
	(4,467)	(4,062)
Cash flow sensitivity for variable-rate instruments
Cash and equivalents	689	826

Disclosure of changes in assets and liabilities on basis of strengthening CAD against USD [Table Text Block]
	As at December 31,
	2023	2022
Cash and equivalents	(5,079)	(7,425)
Accounts receivable	(1,198)	(832)
Accounts payable and accrued liabilities	1,950	1,972
Senior secured notes	39,697	40,587
Equipment loans	5,153	2,425
Lease liabilities	274	69

Disclosure of fair value measurement of assets [Table Text Block]
	Level 1	Level 2	Level 3	Total
December 31, 2023
Financial assets designated as FVPL
Derivative asset copper put and call options	-	3,724	-	3,724
Derivative asset fuel call options	-	-	-	-
Performance payments payable	-	-	25,850	25,850
	-	3,724	25,850	29,574
Financial assets designated as FVOCI
Marketable securities	1,333	-	-	1,333
Investment in private companies	-	-	1,200	1,200
Reclamation deposits	6,696	-	-	6,696
	8,029	-	1,200	9,229
December 31, 2022
Financial assets designated as FVPL
Derivative asset copper put and call options	-	6,184	-	6,184
Derivative asset fuel call options	-	261	-	261
	-	6,445	-	6,445
Financial assets designated as FVOCI
Marketable securities	2,568	-	-	2,568
Investment in private companies	-	-	1,200	1,200
Reclamation deposits	434	-	-	434
	3,002	-	1,200	4,202

Disclosure of capital management [Table Text Block]
	As at December 31,
	2023	2022
Current portion of long-term debt	27,658	18,409
Long-term debt	610,233	568,160
Cash	(96,477)	(120,858)
Net debt	541,414	465,711
Shareholders' equity	434,148	356,409